Financial Instruments - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interest rate risk [line items]
Percentage of increase in foreign currency exchange rate	25.00%
Financial loans at amortized cost	$ 16,492,683	$ 25,750,301
Level 1 of fair value hierarchy [member]
Disclosure of interest rate risk [line items]
Financial loans at amortized cost	$ 2,507,217	$ 9,784,886
BADLAR Plus 1 [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 451,000
Average interest rate [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 38,739